Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail Explanation of Revenue in the Consolidated Statement of operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from contracts with customers	₩ 23,895,631	₩ 24,441,122	₩ 23,012,257
Revenue from other sources	545,016	458,067	423,793
Operating revenue	₩ 24,440,647	₩ 24,899,189	₩ 23,436,050